Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 121,288	$ 85,270
Non-current assets	74,855	74,609
China
Disclosure of geographical areas [line items]
Revenue	76,558	33,440
Non-current assets	692	180
Germany
Disclosure of geographical areas [line items]
Revenue	18,984	14,318
U.S.
Disclosure of geographical areas [line items]
Revenue	14,881	27,547
Non-current assets	13,622	15,698
Japan
Disclosure of geographical areas [line items]
Revenue	2,579	1,508
Poland
Disclosure of geographical areas [line items]
Revenue	2,455	255
France
Disclosure of geographical areas [line items]
Revenue	1,755	1,201
Taiwan
Disclosure of geographical areas [line items]
Revenue	483	1,777
UK
Disclosure of geographical areas [line items]
Revenue	943	720
Denmark
Disclosure of geographical areas [line items]
Revenue	808	1,005
Non-current assets	60	82
Canada
Disclosure of geographical areas [line items]
Revenue	551	680
Non-current assets	60,481	58,649
Finland
Disclosure of geographical areas [line items]
Revenue	379	290
Netherlands
Disclosure of geographical areas [line items]
Revenue	374	22
Belgium
Disclosure of geographical areas [line items]
Revenue	308	812
Nepal
Disclosure of geographical areas [line items]
Revenue	0	918
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 230	$ 777